Schedule of Fair Value Assumptions For Convertible Notes (Details)		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2024 $ / shares	Feb. 28, 2024 $ / shares	Aug. 03, 2022 $ / shares
Property, Plant and Equipment [Line Items]
Conversion price					$ 3.78	$ 93.75
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Stock price	[1]		$ 6.5
Conversion price	[1]		$ 7.99
Convertible Debt [Member] | Measurement Input, Conversion Price [Member]
Property, Plant and Equipment [Line Items]
Conversion price				$ 3.78
Minimum [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Stock price	[1]	$ 3.60
Conversion price	[1]	$ 3.78
Volatility rate maximum		87.50%	65.00%
Risk-free interest rate		4.64%	4.12%
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				2.88
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				80.0
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				4.73
Maximum [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Stock price	[1]	$ 6.75
Conversion price	[1]	$ 7.99
Volatility rate maximum		150.00%	105.00%
Risk-free interest rate		5.50%	4.76%
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				6.09
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				115
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate				5.46

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.